Treasury Shares (Tables)	6 Months Ended
Jun. 30, 2024
Treasury Shares [Abstract]
Schedule of Treasury Shares	The table below illustrates the movement on the treasury shares during the year:
	June 30, 2024
	Number of shares	USD ’000

Balance at December 31, 2023	3,800	49
Repurchases	927,033	12,603
Cancellation	(646,789)	(8,673)
Balance at June 30, 2024	284,044	3,979